INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Intangible Assets
The following table shows the Company's intangible assets for the periods presented:

	Weighted average remaining useful life	December 31,
		2013	2012
Original Cost:

Technology	6.1	$10,725	$11,451
Backlog	1.0	1,491	2,401
Customer relationships	2.5	899	899
		$13,115	$14,751
Accumulated amortization:

Technology	6.1	$2,103	$1,217
Backlog	1.0	1,330	1,168
Customer relationships	2.5	275	44
		$3,708	$2,429

Amortized cost		$9,407	$12,322

Schedule of Estimated Amortization Expense
Estimated amortization expense for the years ending:
Year ending December 31,

2014	$1,912
2015	1,718
2016	1,621
2017	1,489
Thereafter	2,667

Total	$9,407